Condensed Balance Sheets - USD ($)	Sep. 26, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 53,927,000		$ 71,674,000	$ 8,335,000
Accounts receivable, less allowance for credit losses of $1,616 and $1,240, respectively	55,359,000		47,341,000	29,330,000
Inventory	164,343,000		133,928,000	121,996,000
Prepaids and other current assets	8,934,000		5,037,000	4,904,000
Total Current Assets	282,563,000		257,980,000	164,565,000
Property, plant, and equipment, net	50,393,000		43,729,000	33,535,000
Goodwill	381,860,000		359,099,000	297,607,000
Other intangibles assets, net	421,870,000		404,522,000	333,506,000
Total Assets	1,136,686,000		1,065,330,000	829,213,000
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	46,631,000		34,601,000	20,527,000
Accrued interest	6,277,000		6,588,000	5,851,000
Accrued liabilities	18,768,000		26,092,000	17,119,000
Acquisition contingent consideration payable	24,373,000		9,200,000	0
Current portion of long-term debt	5,528,000		5,528,000	3,800,000
Total current liabilities	101,577,000		82,009,000	47,297,000
Long-term debt, net of current portion	564,187,000		649,458,000	502,835,000
Long-term debt due to related party	6,207,000		20,000,000	20,000,000
Warrant liability	45,986,000		0
Earn-out liability	24,588,000		0
Deferred taxes	72,172,000		71,336,000	51,412,000
Other noncurrent liabilities	2,146,000		2,146,000	2,255,000
Total Liabilities	816,863,000		824,949,000	623,799,000
Commitments and contingencies (Refer to Note 16 - Commitments and Contingencies)
Shareholders' Equity
Preferred stock, $0.0001 par value, 5,000,000 shares authorized, none issued and outstanding as of September 26, 2021 and December 31, 2020	0		0	0
Common stock, $0.0001 par value, 550,000,000 shares authorized, 115,805,639 and 67,673,884 shares issued and outstanding as of September 26, 2021 and December 31, 2020, respectively	12,000		7,000	7,000
Additional paid-in capital	327,490,000		238,883,000	236,496,000
Accumulated other comprehensive loss	(686,000)		(674,000)	(397,000)
Retained earnings	(6,993,000)		2,165,000	(30,692,000)
Total stockholders' equity	319,823,000		240,381,000	205,414,000
Total liabilities and stockholders' equity	$ 1,136,686,000		1,065,330,000	$ 829,213,000
Empower Ltd [Member]
Current Assets
Cash and cash equivalents		$ 704,009	1,080,629
Prepaids and other current assets		259,850	379,166
Cash and marketable securities held in trust account		250,112,265	250,052,906
Total Current Assets		963,859	1,459,795
Total Assets		251,076,124	251,512,701
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued liabilities		4,270,875	173,873
Warrant liability		25,233,333	15,090,000
Forward purchase agreement liability		3,250,000	2,050,000
Deferred underwriting fee payable		8,750,000	8,750,000
Total Liabilities		41,504,208	26,063,873
Commitments and contingencies (Refer to Note 16 - Commitments and Contingencies)
Class A ordinary shares subject to possible redemption, 25,000,000 shares at redemption value		250,112,265	250,052,906
Shareholders' Equity
Preferred stock, $0.0001 par value, 5,000,000 shares authorized, none issued and outstanding as of September 26, 2021 and December 31, 2020		0	0
Additional paid-in capital		0	0
Accumulated other comprehensive loss		(40,540,974)	(24,604,703)
Total stockholders' equity		(40,540,349)	(24,604,078)
Total liabilities and stockholders' equity		251,076,124	251,512,701
Class A ordinary shares | Empower Ltd [Member]
LIABILITIES AND SHAREHOLDERS' EQUITY
Class A ordinary shares subject to possible redemption, 25,000,000 shares at redemption value		250,112,265	250,052,906
Shareholders' Equity
Common stock, $0.0001 par value, 550,000,000 shares authorized, 115,805,639 and 67,673,884 shares issued and outstanding as of September 26, 2021 and December 31, 2020, respectively		0	0
Class B ordinary shares | Empower Ltd [Member]
Shareholders' Equity
Common stock, $0.0001 par value, 550,000,000 shares authorized, 115,805,639 and 67,673,884 shares issued and outstanding as of September 26, 2021 and December 31, 2020, respectively		625	625
Total stockholders' equity		$ 625	$ 625